Share-Based Compensation (Details)			12 Months Ended
	Jul. 01, 2019 shares	Feb. 05, 2019 shares	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Share-Based Compensation [Line Items]
Expected lives			10 years	10 years
Description of share split		retrospectively restated the share split of 50-for-1 and 100-for-1 on July 16, 2019 and October 25, 2021
Risk free interest rate			0.14%	0.14%
Dividend yield			0.00%	0.00%
Expected volatility			69.10%	69.10%
Share-based compensation expense						¥ 670,000,000
Capital reserve (in Dollars) | $
Capital Reserve [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense						¥ 670,000,000
Board of Directors [Member]
Share-Based Compensation [Line Items]
Expected lives		10 years
2019 Plan [Member]
Share-Based Compensation [Line Items]
Expected lives			10 years	10 years
Options exercisable (in Shares)		1,095,000
Risk free interest rate			0.14%	0.14%
Dividend yield			0.00%	0.00%
Expected volatility			69.10%	69.10%
Share-based compensation expense			¥ 1,616,463	$ 10,261
2019 Plan [Member] | Equity Option [Member]
Share-Based Compensation [Line Items]
Expected lives			10 years	10 years
Two Thousand Nineteen Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Expected lives	10 years
Options exercisable (in Shares)	2,000,000